Share Capital, Warrants and Options - Schedule of Number and Weighted Average Exercise Prices of Warrants (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 shares EquityInstruments $ / shares	Dec. 31, 2019 shares $ / shares
Statement Line Items [Line Items]
Outstanding at end of year | EquityInstruments	25,715,742
Post-consolidation Basis [Member]
Statement Line Items [Line Items]
Outstanding at beginning of year | shares	15,651,397	25,797,283
Issued | shares	21,731,011	3,984,731
Cancelled / expired | shares	(11,666,666)	(14,130,617)
Outstanding at end of year | shares	25,715,742	15,651,397
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.96	$ 1.20
Weighted Average Exercise Price, Issued | $ / shares	0.09	0.25
Weighted Average Exercise Price, Cancelled / expired | $ / shares	1.20	1.20
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 0.11	$ 0.96